SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 90,001	$ 75,025	$ 71,899
Performance obligation, completion period | item	1
Contract assets	$ 0
A point in time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	44,794	31,551	46,600
Overtime
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	45,207	43,474	25,299
Engineering solution services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	16,515	27,984	40,634
Virtual driver operation and other related services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	40,199	39,431	23,912
Service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	56,714	67,415	64,546
Sales of products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 33,287	$ 7,610	$ 7,353